Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 05, 2012
Registrant Name	dei_EntityRegistrantName	LEUTHOLD FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001000351
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 05, 2012
Prospectus Date	rr_ProspectusDate	Jan. 31, 2012